SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DEMAND FEES (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Demand fees	$ 253.7	$ 239.5	$ 245.5
Energy Services
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Demand fees	121.8	120.4	153.0
NJNG
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Demand fees	$ 131.9	$ 119.1	$ 92.5